Warrants - Schedule of Assumptions Used in Valuing the Warrant Liabilities (Details)	Dec. 31, 2025
Liquidity discount [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	21.8
Liquidity discount [Member] | Issuance Date [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	21.8
Volatility [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	27.99
Volatility [Member] | Issuance Date [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	26.46
Risk-free rate [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	3.71
Risk-free rate [Member] | Issuance Date [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	3.71
Expected life (years) [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	4.87
Expected life (years) [Member] | Issuance Date [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	5
Dividend yield [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	0
Dividend yield [Member] | Issuance Date [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	0
Exercise price [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	2.16
Exercise price [Member] | Issuance Date [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	2.16
Market price [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	4.88
Market price [Member] | Issuance Date [Member]
Schedule of Assumptions Used in Valuing the Warrant Liabilities [Line Items]
Warrant liabilities, measurement input	4.01